Warrant Liabilities (Annual and Quarter)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Warrant Liabilitiestextblock
Note 5 – Warrant Liabilities

As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring, the Company issued 4,165,000 one-year warrants (the “A Warrants”).  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  The aggregate number of A Warrants and B Warrants the holders are entitled to is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants the Placement Agent is entitled to is 1,680,000.

In connection with a private placement of $650,000 of 4.00% notes, see Note 6 – Long-Term Debt, the Company issued 1,000,000 five-year warrants to the subscriber.  Each warrant entitles the subscriber to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.10 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded a $0.1 million non-cash gain in 2012 related to changes in the value of the warrants issued in the Offering, to the Placement Agent and to the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Condensed Consolidated Statements of Operations.

11.  Warrant Liabilities

As part of the Company’s restructuring plan, see Note 2 – Plan of Restructuring for further details, the Company issued 4,165,000 one-year warrants (the “A Warrants”).  Each A Warrant entitles the holder to purchase one share of the Company’s Common Stock and a three-year warrant (the “B Warrants”), at an exercise price of $1.00 per share (subject to adjustment to $0.20 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  Each B Warrant shall entitle the holder to purchase one share of the Company’s Common Stock at an exercise price of $1.00 per share (subject to adjustment to $0.50 per share at such time as the Certificate of Incorporation of the Company is amended to reduce the par value of the Common Stock to an amount equal to or less than $0.10).  The aggregate number of A Warrants and B Warrants the holders are entitled to is 8,330,000.

In connection with the Offering, the Company issued 1,200,000 warrants (the “Placement Agent Warrants”), 240,000 A Warrants issuable upon exercise of the Placement Agent Warrants, and 240,000 B Warrants issuable upon exercise of the A Warrants underlying the Placement Agent Warrants.  The aggregate number of Placement Agent Warrants, A Warrants and B Warrants the Placement Agent is entitled to is 1,680,000.

In connection with a private placement of $650,000 of 4.00% notes, see Note 12  Long Term Debt, the Company issued 1,000,000 warrants to the subscriber.

All the warrants include a potential adjustment of the strike price if the Company sells or grants any option or warrant at a price per share less than the strike price of the warrants.  Therefore, the warrants are not considered indexed to the Company’s Common Stock and are accounted for on a liability basis.  The Company recorded a $3.7 million non-cash expense in 2011 related to changes in the value of the warrants issued in the Offering, the Placement Agent and the subscriber in connection with the $650,000 of 4.00% secured notes, which is included in a separate line item, Change in warrant liabilities, in the Consolidated Statements of Operations.